Summary of Warrants and Share Options (Details) - USD ($)	12 Months Ended	15 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Balance	$ (140,926)
Underwriters’ fees and issuance costs (Note 12.1)	(5,570,844)
Exercise of Ely Warrants	39,005
Share-based compensation - share options	2,199,837
Balance	225,317,477	225,317,477
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Balance
Common share purchase warrants issued to for cash (Note 12.1)		7,044,750
Underwriters’ fees and issuance costs (Note 12.1)		(416,389)
Ely Warrants recognized in equity (Note 3)		2,602,967
Exercise of Ely Warrants		(27,354)
Share-based compensation - share options
Balance	9,203,974	9,203,974
Share Options Reserve [member]
IfrsStatementLineItems [Line Items]
Balance
Common share purchase warrants issued to for cash (Note 12.1)
Underwriters’ fees and issuance costs (Note 12.1)
Ely Warrants recognized in equity (Note 3)
Exercise of Ely Warrants
Share-based compensation - share options		2,199,837
Balance	2,199,837	2,199,837
Other reserves [member]
IfrsStatementLineItems [Line Items]
Balance
Common share purchase warrants issued to for cash (Note 12.1)		7,044,750
Underwriters’ fees and issuance costs (Note 12.1)	(416,389)	(416,389)
Ely Warrants recognized in equity (Note 3)		2,602,967
Exercise of Ely Warrants	(27,354)	(27,354)
Share-based compensation - share options	2,199,837	2,199,837
Balance	$ 11,403,811	$ 11,403,811